INCOME TAXES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Current:
Federal state and local					$ 0	$ 0
Total current					0	0
Deferred:
Federal State and local benefit					(4,567,483)	(860,056)
Net operating loss, net of state tax effect					(60,546)	(30,540)
Meals and entertainment					616	10,134
Stock based expenses					4,473	46,769
Impairment					1,529,488	208,728
Amortization					137,808	143,243
Derivative expense					136,515	(742,749)
Gain on extinguishment					472,099	(1,808,903)
Change in allowance					2,347,030	3,033,374
Total benefit	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0